CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (INR) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Unrealized gain reclassified to earnings, tax	(320.7)	(1,528.0)	(51.8)
Change in the unrealized net (loss) gain on available for sale securities, tax	(2,402.1)	(2,955.3)	5,021.8